PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 4,040	$ 31,315	$ 7,141